FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 38,948	Rp 32,647
Amortized cost | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Total financial assets	20,589	18,241
Amortized cost | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	1,194	483
Amortized cost | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Total financial assets	11,554	11,272
Amortized cost | Contract asset
FINANCIAL RISK MANAGEMENT
Total financial assets	1,239	944
Amortized cost | Other non-current assets
FINANCIAL RISK MANAGEMENT
Total financial assets	218	290
FVTPL | Other current financial assets
FINANCIAL RISK MANAGEMENT
Total financial assets	109	71
FVTPL | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Total financial assets	4,025	Rp 1,346
FVTOCI | Long-term investment in financial instruments
FINANCIAL RISK MANAGEMENT
Total financial assets	Rp 20